Basis of Presentation	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

1. Description of Business

Sinovac Biotech Ltd. ("SINOVAC" or the "Company") is a fully integrated China-based biopharmaceutical company that focuses on the research and development, manufacturing, and commercialization of vaccines that protect against human infectious diseases. We have successfully developed a portfolio of products, consisting of vaccines against hepatitis A, hepatitis B, EV-A71, seasonal viruses, H5N1 and H1N1 pandemic influenza, mumps, varicella, pneumococcal, coronavirus, poliomyelitis and tetanus.